Intangibles, Net (Details 2) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of software amortization
Total intangible assets, net	$ 535,528	$ 554,839	$ 537,884
Software Amortization [Member]
Schedule of software amortization
2017		28,425
2018		19,843
2019		670
Total intangible assets, net	$ 29,627	$ 48,938	$ 73,658